Balance Sheets (Parenthetical) (9/30/15) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Nov. 12, 2014	Aug. 14, 2014	Dec. 31, 2013
Statement of Financial Position
Common Stock, par or stated value	$ 0.001	$ 0.001			$ 0.001
Common Stock, shares authorized	75,000,000	75,000,000	75,000,000		75,000,000
Common Stock, shares issued	11,298,405	11,043,755			3,960,000
Common Stock, shares outstanding	11,298,405	11,043,755		4,398,088	3,960,000
Preferred Stock, par or stated value	$ 0.001	$ 0.001			$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000		5,000,000
Preferred Stock, shares issued	0